FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying Value of Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company`s financial instruments at December 31, 2020 and 2019, are as follows:

All figures in USD ‘000 Recurring:	Fair Value Hierarchy Level	2020 Fair Value	2020 Carrying Value	2019 Fair Value	2019 Carrying Value
Cash and Cash Equivalents	1	57,847	57,847	48,847	48,847
Restricted Cash	1	4,223	4,223	12,791	12,791
Investment Securities	1	-	-	825	825
2019 Senior Secured Credit Facility including $30 million Accordion Loan	2	(253,902)	(253,902)	(291,798)	(291,798)
Financing of 2018-built Vessels	2	(112,238)	(112,238)	(119,867)	(119,867)